Revision of Prior Period Financial Statements (Details) - Schedule of shareholders equity (Unaudited) - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Revision of Prior Period Financial Statements (Details) - Schedule of shareholders equity (Unaudited) [Line Items]
Balance at beginning shares	$ 4,509,860	$ 2,919,184
Adjustments:
Interest expense from debt discount amortization related to Beneficial Conversion Feature	(320,049)	(188,782)
Beneficial Conversion Feature of Note Payable	38,555
Beneficial Conversion Feature of Note Payable	123,805	391,958	$ 250,000	$ 250,000
Warrants issued in conjunction with Convertible Notes Payable	40,408	888,371
Adjusted balance amount	4,182,130	5,601,407
Share issuance	199,798	202
Share issuance related to Cryocann asset purchase		1,804,500
Share issuance pursuant to employment agreements		900,701
Share issuance in exchange for extinguishment of debt		508,402
Share issuance in exchange for services	240,487	57,500
Share issuance for interest payment on note payable	23,409
Stock-based compensation	68,628	190,026
Stock options issued and outstanding	258,003	710,202
Beneficial Conversion Feature of Note Payable	85,250
Net loss	(2,053,766)	(2,580,857)
Balance at ending amount	$ 4,423,216	$ 4,509,860
Common Stock [Member]
Revision of Prior Period Financial Statements (Details) - Schedule of shareholders equity (Unaudited) [Line Items]
Balance at beginning shares (in Shares)	118,533,933	98,497,636
Balance at beginning shares	$ 118,534	$ 98,498
Adjustments:
Interest expense from debt discount amortization related to Beneficial Conversion Feature
Beneficial Conversion Feature of Note Payable
Beneficial Conversion Feature of Note Payable
Warrants issued in conjunction with Convertible Notes Payable
Adjusted balance shares (in Shares)	120,058,181	118,533,933
Adjusted balance amount	$ 120,058	$ 118,534
Share issuance (in Shares)	798,414	201,586
Share issuance	$ 798	$ 202
Share issuance related to Cryocann asset purchase (in Shares)		10,000,000
Share issuance related to Cryocann asset purchase		$ 10,000
Share issuance pursuant to employment agreements (in Shares)		6,701,586
Share issuance pursuant to employment agreements		$ 6,701
Share issuance in exchange for extinguishment of debt (in Shares)		2,500,000
Share issuance in exchange for extinguishment of debt		$ 2,500
Share issuance in exchange for services (in Shares)	633,707	633,125
Share issuance in exchange for services	$ 634	$ 633
Share issuance for interest payment on note payable (in Shares)	92,127
Share issuance for interest payment on note payable	$ 92
Stock-based compensation
Stock options issued and outstanding
Beneficial Conversion Feature of Note Payable
Net loss
Balance at ending shares (in Shares)	120,058,181	118,533,933
Balance at ending amount	$ 120,058	$ 118,534
Additional Paid-In Capital [Member]
Revision of Prior Period Financial Statements (Details) - Schedule of shareholders equity (Unaudited) [Line Items]
Balance at beginning shares	23,748,304	19,596,807
Adjustments:
Interest expense from debt discount amortization related to Beneficial Conversion Feature
Beneficial Conversion Feature of Note Payable	38,555
Beneficial Conversion Feature of Note Payable	123,805	391,958	250,000	250,000
Warrants issued in conjunction with Convertible Notes Payable	40,408	888,371
Adjusted balance amount	25,981,647	25,208,633
Share issuance	199,000
Share issuance related to Cryocann asset purchase		1,794,500
Share issuance pursuant to employment agreements		894,000
Share issuance in exchange for extinguishment of debt		505,902
Share issuance in exchange for services	239,853	56,867
Share issuance for interest payment on note payable	23,317
Stock-based compensation	68,628	190,026
Stock options issued and outstanding	258,003	710,202
Beneficial Conversion Feature of Note Payable	85,250
Net loss
Balance at ending amount	25,902,684	23,748,304
Common Stock to Be Issued [Member]
Revision of Prior Period Financial Statements (Details) - Schedule of shareholders equity (Unaudited) [Line Items]
Balance at beginning shares
Adjustments:
Interest expense from debt discount amortization related to Beneficial Conversion Feature
Beneficial Conversion Feature of Note Payable
Beneficial Conversion Feature of Note Payable
Warrants issued in conjunction with Convertible Notes Payable
Adjusted balance amount
Share issuance
Share issuance related to Cryocann asset purchase
Share issuance pursuant to employment agreements
Share issuance in exchange for extinguishment of debt
Share issuance in exchange for services
Share issuance for interest payment on note payable
Stock-based compensation
Stock options issued and outstanding
Beneficial Conversion Feature of Note Payable
Net loss
Balance at ending amount
Accumulated Deficit [Member]
Revision of Prior Period Financial Statements (Details) - Schedule of shareholders equity (Unaudited) [Line Items]
Balance at beginning shares	(19,356,978)	(16,776,121)
Adjustments:
Interest expense from debt discount amortization related to Beneficial Conversion Feature	(320,049)	(188,782)
Beneficial Conversion Feature of Note Payable
Beneficial Conversion Feature of Note Payable
Warrants issued in conjunction with Convertible Notes Payable
Adjusted balance amount	(21,919,575)	(19,545,760)
Share issuance
Share issuance related to Cryocann asset purchase
Share issuance pursuant to employment agreements
Share issuance in exchange for extinguishment of debt
Share issuance in exchange for services
Share issuance for interest payment on note payable
Stock-based compensation
Stock options issued and outstanding
Beneficial Conversion Feature of Note Payable
Net loss	(2,053,766)	(2,580,857)
Balance at ending amount	$ (21,599,526)	$ (19,356,978)